Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Advances to suppliers	$ 805	$ 5,260
Government authorities	2,758	2,916
Prepaid expense	553	884
Other receivables	848	427
Total other receivables	$ 4,964	$ 9,487